J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 8, 2013

to the Statement of Additional Information dated February 28, 2013

The information in the SAI under the headings “Portfolio Managers—Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers—Portfolio Managers’ Ownership of Securities” regarding the JPMorgan International Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Fund
James Fisher	3	497,389	9	3,992,096	16	4,438,283
Thomas Murray	5	597,713	9	3,992,096	16	4,438,283
Shane Duffy*	1	3,778	3	279,638	8	2,076,792

*	As of 5/31/13

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Equity Fund
James Fisher	0	0	0	0	3	466,122
Thomas Murray	0	0	0	0	3	466,122
Shane Duffy*	0	0	0	0	0	0

*	As of 5/31/13

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager as of October 31, 2012:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
International Equity Fund
James Fisher	X
Thomas Murray	X
Shane Duffy*	X

*	As of 7/3/13

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-IE-PM-713